UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

            		FORM 13F

		FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2006

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
					 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 	Eagle Capital Management, L.L.C.
Address:	499 Park Avenue
		New York, New York 10022

13F File Number:	28-4988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Ravenel B. Curry, III
Title:		Managing Director
Phone:		212-293-4006
Signature, Place, and Date of Signing:
    Ravenel B. Curry, III    New York, New York  January 31, 2007

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[    ]	13F NOTICE.

[    ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	51

Form 13F Information Table Value Total:	$6,490,318

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alleghany Corp Convertible Pre COM              017175209    14512    42650 SH       Sole                    39450              3200
Alleghany Corp.                COM              017175100   102390   281601 SH       Sole                   242622             38979
Altera Corporation             COM              021441100   244994 12448867 SH       Sole                 11312403           1136464
Apache                         COM              037411105   103707  1559265 SH       Sole                  1444261            115004
Autoliv Inc                    COM              052800109      283     4700 SH       Sole                     4700
Baker Hughes Inc.              COM              057224107   212712  2849081 SH       Sole                  2618679            230402
Berkley W R Corp.              COM              084423102      637    18453 SH       Sole                    18453
Berkshire Hathaway Class B     COM              084670207      557      152 SH       Sole                      152
Berkshire Hathaway Inc. Cl A   COM              084670108      550        5 SH       Sole                        5
Blue Nile Inc                  COM              09578R103      878    23800 SH       Sole                    23800
Borg Warner Inc                COM              099724106     7127   120750 SH       Sole                   109250             11500
Carmax Inc.                    COM              143130102    38568   719153 SH       Sole                   621083             98070
Cimarex Energy Co.             COM              171798101    45687  1251694 SH       Sole                  1058878            192816
Coca Cola                      COM              191216100   334119  6924753 SH       Sole                  6321017            603736
Comcast Corp.                  COM              20030N101     4347   102689 SH       Sole                    92679             10010
Comcast Corp. Cl A Special     COM              20030N200   381876  9118333 SH       Sole                  8311569            806764
Conocophillips                 COM              20825c104    52366   727816 SH       Sole                   682087             45729
Costco Wholesalers Corp        COM              22160K105   137312  2597156 SH       Sole                  2475752            121404
Dell Inc.                      COM              24702R101      397    15835 SH       Sole                    15835
Discovery Holding              COM              25468Y107    77211  4798709 SH       Sole                  4454933            343776
Dresser-Rand Group             COM              261608103    82811  3384200 SH       Sole                  3077300            306900
E.W. Scripps Co. Cl A          COM              811054204    86427  1730626 SH       Sole                  1569326            161300
Exxon Mobil                    COM              30231G102      582     7600 SH       Sole                     7600
General Electric               COM              369604103   299493  8048718 SH       Sole                  7338218            710500
L-3 Communications Holdings In COM              502424104   165283  2021069 SH       Sole                  1822855            198214
Liberty Capital Group          COM              53071M302   165850  1692692 SH       Sole                  1563972            128720
Liberty Global Class C         COM              530555309   239839  8565669 SH       Sole                  7859956            705713
Liberty Global Inc.            COM              530555101   110777  3800244 SH       Sole                  3454952            345292
Liberty Interactive Group      COM              53071M104   195022  9041366 SH       Sole                  8334785            706581
Microsoft Corp.                COM              594918104   333909 11182493 SH       Sole                 10231323            951170
Millipore Corp.                COM              601073109    94148  1413636 SH       Sole                  1368936             44700
National Instruments Corp.     COM              636518102   101151  3713329 SH       Sole                  3536479            176850
Neustar Inc-Class A            COM              64126X201     6433   198300 SH       Sole                   190500              7800
Newfield Exploration Co.       COM              651290108   143731  3127982 SH       Sole                  2747642            380340
Noble Energy Inc.              COM              655044105   117023  2384825 SH       Sole                  2081111            303714
Novartis AG (ADR)              COM              66987V109     6922   120511 SH       Sole                   120511
Peabody Energy Corp            COM              704549104    95503  2363350 SH       Sole                  2168450            194900
Praxair, Inc.                  COM              74005P104   239396  4034983 SH       Sole                  3721240            313743
Progressive Corp.              COM              743315103   150115  6197996 SH       Sole                  5633564            564432
Rogers Communications          COM              775109200    47064   789670 SH       Sole                   589083            200587
Sanofi-Aventis (ADR)           COM              80105n105   240375  5206311 SH       Sole                  4760717            445594
Schlumberger                   COM              806857108    15237   241241 SH       Sole                   241241
St. Paul Travelers             COM              792860108   215190  4008013 SH       Sole                  3622812            385201
Texas Instruments              COM              882508104     9953   345590 SH       Sole                   315690             29900
UnitedHealth Group Inc.        COM              91324P102   331105  6162392 SH       Sole                  5621656            540736
Vodafone Group PLC (ADR)       COM              92857W209   103892  3739803 SH       Sole                  3496809            242994
Wachovia Corp.                 COM              929903102   265829  4667756 SH       Sole                  4281313            386443
Wal Mart                       COM              931142103   281057  6086117 SH       Sole                  5543241            542876
Waste Management Inc.          COM              94106L109   283878  7720357 SH       Sole                  7082693            637664
White Mountains Insurance Grou COM              g9618e107     4320     7455 SH       Sole                     7355               100
Willis Group Holdings Ltd.     COM              g96655108   297772  7498656 SH       Sole                  6886256            612400